Segment Reporting	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Segment Reporting
(24)	Segment Reporting
The Group identifies an operating segment as a component: (i) that engages in business activities from which it may earn revenues and incur expenses; (ii) whose operating results are regularly reviewed by the Chief Operating Decision Maker (CODM) as defined under IFRS 8 “Operating Segments” to make decisions about resources to be allocated to the segment and assess its performance; and (iii) that has available discrete financial information.
The CODM reviews financial information at the operating segment level to allocate resources and to assess the operating results and financial performance for each operating segment. The Group’s CODM is identified as Geoffrey Wild, CEO and member of Board of Directors, because he has final authority over performance assessment and resource allocation decisions. The Group’s segments are based on the type and concentration of customers served, service requirements, methods of distribution and major product lines.
The EL segment services the electronics supply chain, with specialty chemicals used in the plating process for PCBs embedded in smartphones, computing hardware, tablets, semiconductor packing, other electronic devices and production equipment which are a critical element of the electronics value chain.
The GMF segment supplies specialty plating chemicals for functional and decorative surface finishing applications to a diverse set of customers, including automotive, building products, heavy machinery, household fixtures, decorative hardware as well as production equipment.
The CODM assesses the performance of the operating segments based on Segment Adjusted EBITDA. This measure is defined as EBITDA (consolidated net income (loss) before interest, taxes, depreciation and amortization, excluding impairment charges) adjusted for certain items which management believes do not reflect the core operating performance of the operating segments. Such adjustments described below in more detail include non-cash
effects of
non-operating
costs such as share-based compensation and impairments, foreign currency transaction losses, net, restructuring costs, the impact of discontinued activities, certain costs related to business combinations, and management fees paid to Carlyle.
No segment asset or liability measures are reported to the CODM, and such measures are not used for purposes of assessing performance or allocating resources. The following tables summarize selected financial information by segment:

	Year ended Dec. 31, 2020			Year ended Dec. 31, 2019			Year ended Dec. 31, 2018
($ in millions)	EL	GMF	Total	EL	GMF	Total	EL	GMF	Total
Revenue	797.7	436.6	1,234.3	682.9	504.9	1,187.8	669.4	543.4	1,212.8
thereof Chemistry revenue	690.0	424.0	1,114.0	596.2	469.3	1,065.5	568.5	498.0	1,066.5
thereof Equipment revenue	107.7	12.6	120.3	86.7	35.6	122.3	100.9	45.4	146.3
Segment Adjusted EBITDA	259.0	104.9	363.9	241.6	138.5	380.1	227.2	146.5	373.7

The comparability of segment adjusted EBITDA between the year ended Dec. 31, 2020 and prior periods is affected by the first-time application of IFRS 16 “Leases”. Please refer to note (9) for the impact of IFRS 16 on the year ended Dec. 31, 2020.
Reconciliation of Segment Adjusted EBITDA to consolidated net income follows:

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
EL Segment Adjusted EBITDA	259.0	241.6	227.2
GMF Segment Adjusted EBITDA	104.9	138.5	146.5
Gain on disposal of fixed assets (a)	—	6.1	—
Non-cash adjustments (b)	(250.7)	10.2	(16.9)
Foreign exchange loss (c)	(14.8)	2.4	0.2
Restructuring (d)	(2.5)	(13.4)	(14.8)
Eliminated product categories (e)	—	—	0.1
Transaction related costs (f)	(7.6)	(7.1)	(16.4)
Management fee (g)	(2.7)	(2.4)	(2.2)
COVID-19 adjustment (h)	(2.2)	—	—
Interest expense, net	(142.0)	(148.1)	(133.3)
Income taxes	(64.3)	(54.8)	(52.4)
Depreciation and amortization (excluding impairment charges)	(166.4)	(165.4)	(161.7)

Consolidated net income (loss)	(289.4)	7.6	(23.7)

(a)	Eliminates the cash impact of gains on the sale of fixed assets.
(b)
Eliminates the
non-cash
impact of (1) share-based compensation, (2) losses on the sale of fixed assets, (3) impairment charges, and
(4) mark-to-market
adjustments related to the Group’s foreign currency derivative and bifurcated embedded derivatives related to certain redemption features of the Opco Notes and Holdco Notes.

(c)	Eliminates net foreign currency transactional gains and losses.
(d)	Eliminates charges resulting from restructuring activities principally from the Group’s cost reduction efforts.
(e)
In 2016, the Group determined to discontinue the sale of products containing Chrome VI and to exit the product lines for soldermasks and resists for secondary imaging technology, which the Group refers to as the “EM” product line. Accordingly, this adjustment eliminates the EBITDA generated by sales of products containing Chrome VI and sales of products in the EM product line during the periods presented.

(f)
Reflects an adjustment to eliminate (1) purchase accounting and transaction fees incurred as part of the Acquisition, (2) fees associated with the foreign currency exchange derivatives entered into in conjunction with the Acquisition, and (3) professional fees paid to third-party advisors in connection with the implementation of strategic initiatives.

(g)	Reflects an adjustment to eliminate fees paid to Carlyle. These fees will cease to be paid after an initial public offering or similar event.
(h)
Eliminates extraordinary charges in connection with
COVID-19,
including $1.7 million for masks, sanitizers, and other
Covid-19
related expenses at certain plant and office locations and $0.5 million of expenses incurred during locally mandated shutdowns in China, Malaysia, and India.

Non-current
assets by country were as follows
5
:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
China	881.7	969.5
Germany	816.1	837.7
Other countries	1,044.7	1,171.2

Total	2,742.5	2,978.4